Business Combinations - Schedule of Payment Schedule for Obligations Due to Investment Acquisition (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Year of maturity
Obligations Due to Investment Acquisition	R$ 109,175
Obligations Due to Investment Acquisition, Current	95,413
Obligations Due to Investment Acquisition, Non-current	13,762
Later than one year and not later than two years [member]
Year of maturity
Obligations Due to Investment Acquisition	95,413
Later than two years and not later than three years [member]
Year of maturity
Obligations Due to Investment Acquisition	10,762
Later than three years and not later than four years [member]
Year of maturity
Obligations Due to Investment Acquisition	R$ 3,000